Financing Activities (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt

		Weighted Average	Interest Rate Ranges as of		Outstanding as of
		Interest Rate as of	December 31,		December 31,
Company	Maturity	December 31, 2017	2017	2016	2017	2016
AEP					(in millions)
Senior Unsecured Notes	2017-2047	4.62%	2.15%-8.13%	1.65%-8.13%	$16,478.3	$14,761.0	(f)
Pollution Control Bonds (a)	2017-2042 (b)	3.06%	1.54%-6.30%	0.69%-6.30%	1,621.7	1,725.1
Notes Payable – Nonaffiliated (c)	2017-2032	3.00%	2.03%-6.37%	1.456%-6.37%	260.8	326.9
Securitization Bonds	2017-2028 (d)	3.70%	1.98%-5.31%	0.88%-5.31%	1,416.5	1,705.0
Spent Nuclear Fuel Obligation (e)					268.6	266.3
Other Long-term Debt	2017-2059	2.75%	1.15%-13.718%	1.15%-13.718%	1,127.4	1,606.9
Total Long-term Debt Outstanding					$21,173.3	$20,391.2	(f)

AEP Texas
Senior Unsecured Notes	2018-2047	4.12%	2.40%-6.76%	2.61%-6.76%	$1,932.2	$1,241.3
Pollution Control Bonds (a)	2017-2030	4.39%	1.75%-6.30%	4.00%-6.30%	490.5	530.3
Securitization Bonds	2017-2024 (d)	4.05%	1.98%-5.31%	0.88%-5.31%	1,026.1	1,245.8
Other Long-term Debt	2019-2059	2.76%	2.75%-4.50%	2.438%-4.50%	200.5	200.3
Total Long-term Debt Outstanding					$3,649.3	$3,217.7

AEPTCo
Senior Unsecured Notes	2018-2047	3.85%	2.68%-5.52%	2.68%-5.52%	$2,550.4	$1,932.0
Total Long-term Debt Outstanding					$2,550.4	$1,932.0

APCo
Senior Unsecured Notes	2017-2045	5.20%	3.30%-7.00%	3.40%-7.00%	$3,045.1	$2,972.4
Pollution Control Bonds (a)	2018-2042 (b)	2.44%	1.625%-5.38%	0.69%-5.38%	512.2	615.8
Securitization Bonds	2023-2028 (d)	2.98%	2.008%-3.772%	2.008%-3.772%	295.9	318.9
Other Long-term Debt	2019-2026	2.92%	2.73%-13.718%	2.06%-13.718%	126.9	126.8
Total Long-term Debt Outstanding					$3,980.1	$4,033.9

I&M
Senior Unsecured Notes	2019-2047	5.20%	3.20%-7.00%	3.20%-7.00%	$1,809.0	$1,512.8
Pollution Control Bonds (a)	2018-2025 (b)	2.02%	1.75%-2.75%	0.74%-4.625%	264.6	225.4
Notes Payable – Nonaffiliated (c)	2017-2022	2.15%	2.03%-2.19%	1.456%-1.81%	188.6	251.4
Spent Nuclear Fuel Obligation (e)					268.6	266.3
Other Long-term Debt	2018-2025	3.03%	2.82%-6.00%	2.15%-6.00%	214.3	215.5
Total Long-term Debt Outstanding					$2,745.1	$2,471.4

OPCo
Senior Unsecured Notes	2018-2035	5.98%	5.375%-6.60%	5.375%-6.60%	$1,591.4	$1,590.2
Pollution Control Bonds	2038	5.80%	5.80%	5.80%	32.3	32.3
Securitization Bonds	2018-2019 (d)	2.049%	2.049%	0.958%-2.049%	94.5	140.2
Other Long-term Debt	2028	1.15%	1.15%	1.15%	1.1	1.2
Total Long-term Debt Outstanding					$1,719.3	$1,763.9

PSO
Senior Unsecured Notes	2019-2046	4.80%	3.05%-6.625%	3.05%-6.625%	$1,144.1	$1,143.2
Pollution Control Bonds (a)	2020	4.45%	4.45%	4.45%	12.6	12.6
Other Long-term Debt	2019-2027	2.60%	2.584%-3.00%	1.92%-3.00%	129.8	130.2
Total Long-term Debt Outstanding					$1,286.5	$1,286.0

SWEPCo
Senior Unsecured Notes	2017-2045	4.78%	2.75%-6.45%	2.75%-6.45%	$2,110.7	$2,359.2
Pollution Control Bonds (a)	2018-2019	3.62%	1.60%-4.95%	1.60%-4.95%	135.1	134.9
Notes Payable – Nonaffiliated (c)	2024-2032	5.20%	4.58%-6.37%	4.58%-6.37%	72.1	75.3
Other Long-term Debt	2017-2023	3.00%	2.925%-4.28%	2.346%-4.28%	124.0	109.7
Total Long-term Debt Outstanding					$2,441.9	$2,679.1

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(d)
Dates represent the scheduled final payment dates for the securitization bonds. The legal maturity date is one to two years later. These bonds have been classified for maturity and repayment purposes based on the scheduled final payment date.

(e)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).

(f)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Long-term Debt 5-Year Maturity

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$1,753.7	$266.1	$50.0	$249.2	$474.7	$397.0	$0.5	$3.7
2019	2,307.9	501.1	85.0	305.4	535.2	48.0	375.5	457.2
2020	1,322.0	377.7	—	90.3	26.4	0.1	13.2	118.7
2021	1,352.9	66.2	50.0	393.0	49.9	500.1	250.5	3.7
2022	1,318.4	493.1	104.0	26.0	3.5	0.1	0.5	278.7
After 2022	13,265.7	1,970.5	2,286.0	2,951.0	1,673.9	782.9	652.5	1,594.9
Principal Amount	21,320.6	3,674.7	2,575.0	4,014.9	2,763.6	1,728.2	1,292.7	2,456.9
Unamortized Discount, Net and Debt Issuance Costs	(147.3)	(25.4)	(24.6)	(34.8)	(18.5)	(8.9)	(6.2)	(15.0)
Total Long-term Debt Outstanding	$21,173.3	$3,649.3	$2,550.4	$3,980.1	$2,745.1	$1,719.3	$1,286.5	$2,441.9

Dividend Payment Restrictions

	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Restricted Retained Earnings	$1,375.6	(a)	$219.6	$—	$—	$416.2	$—	$173.5	$470.6

(a)	Includes the restrictions of consolidated and unconsolidated subsidiaries.

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2017:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2017	Limit
	(in millions)
AEP Texas	$296.0	$451.7	$194.8	$264.6	$103.5	$400.0
AEPTCo	467.2	268.0	180.5	119.8	109.2	795.0	(a)
APCo	231.5	160.7	144.3	30.0	(162.5)	600.0
I&M	367.4	12.6	204.9	12.6	(199.2)	500.0
OPCo	280.6	56.2	137.0	27.9	(87.8)	400.0
PSO	185.2	—	119.3	—	(149.6)	300.0
SWEPCo	187.5	178.6	95.5	169.5	(118.7)	350.0

Year Ended December 31, 2016:

	Maximum		Average			Net Loans to
	Borrowings	Maximum	Borrowings		Average	(Borrowings from)	Authorized
	from the	Loans to the	from the		Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility		Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool		Money Pool	December 31, 2016	Limit
	(in millions)
AEP Texas	$176.9	$138.9	$87.5		$79.8	$(174.5)	$400.0
AEPTCo	363.4	82.0	153.7	—	14.6	49.8	795.0	(a)
APCo	286.9	25.7	148.0		24.8	(55.5)	600.0
I&M	369.1	97.6	129.9		19.5	(202.7)	500.0
OPCo	227.9	379.2	116.6		182.4	24.2	400.0
PSO	52.0	205.4	12.9		48.1	(52.0)	300.0
SWEPCo	249.4	313.3	171.8		267.7	167.8	350.0

(a)	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

Direct Borrowing Activity
Year Ended December 31, 2017:

					Borrowings
					from	Loans to	Authorized
	Maximum	Maximum	Average	Average	AEP as of	AEP as of	Short-term
	Borrowings	Loans	Borrowings	Loans	December 31,	December 31,	Borrowing
Company	from AEP	to AEP	from AEP	to AEP	2017	2017	Limit
	(in millions)
AEP Texas	$—	$—	$—	$—	$—	$—	$—
AEPTCo	4.1	151.9	1.1	39.3	1.1	22.5	75.0	(b)

Year Ended December 31, 2016:

					Borrowings
					from	Loans to	Authorized
	Maximum	Maximum	Average	Average	AEP as of	AEP as of	Short-term
	Borrowings	Loans	Borrowings	Loans	December 31,	December 31,	Borrowing
Company	from AEP	to AEP	from AEP	to AEP	2016	2016	Limit
	(in millions)
AEP Texas (a)	$55.0	$5.0	$42.5	$5.0	$—	$5.0	$—
AEPTCo	5.6	170.4	1.0	35.7	1.0	14.2	75.0	(b)

(a)
Amounts include short-term loans and (borrowings) related to Wind Farms that have been classified as Assets and Liabilities From Discontinued Operations, which were transferred to a competitive AEP Affiliate in December 2016. See Note 7 for additional information.

(b)	Amount represents the combined authorized short-term borrowing limit the State Transcos have from FERC or state regulatory commissions.

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2017	2016	2015
Maximum Interest Rate	1.85%	1.02%	0.87%
Minimum Interest Rate	0.92%	0.69%	0.37%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2017	2016	2015	2017	2016	2015
AEP Texas	1.29%	0.88%	0.46%	1.26%	0.72%	0.52%
AEPTCo	1.36%	0.85%	0.46%	1.27%	0.83%	0.49%
APCo	1.28%	0.80%	0.53%	1.29%	0.82%	0.47%
I&M	1.27%	0.80%	0.49%	1.29%	0.80%	0.48%
OPCo	1.37%	0.85%	—%	0.98%	0.74%	0.48%
PSO	1.32%	0.96%	0.49%	—%	0.83%	0.48%
SWEPCo	1.28%	0.79%	0.53%	0.98%	0.90%	0.48%

Maximum Minimum and Average Interest Rates for Funds Borrowed from and Loaned to AEP
Year Ended December 31, 2017:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
Company	AEP	AEP	AEP	AEP	AEP	AEP
AEP Texas	—%	—%	—%	—%	—%	—%
AEPTCo	1.85%	0.92%	1.85%	0.92%	1.33%	1.36%

Year Ended December 31, 2016:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
Company	AEP	AEP	AEP	AEP	AEP	AEP
AEP Texas	0.98%	0.69%	1.02%	0.99%	0.83%	1.00%
AEPTCo	1.02%	0.69%	1.02%	0.69%	0.83%	0.87%

Year Ended December 31, 2015:

	Maximum	Minimum	Maximum	Minimum	Average	Average
	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	for Funds	for Funds	for Funds	for Funds	for Funds	for Funds
	Borrowed from	Borrowed from	Loaned to	Loaned to	Borrowed from	Loaned to
Company	AEP	AEP	AEP	AEP	AEP	AEP
AEP Texas	0.87%	0.37%	—%	—%	0.48%	—%
AEPTCo	0.87%	0.37%	0.87%	0.37%	0.48%	0.47%